The Company You Keep®	New York Life Insurance Company
44 South Broadway
White Plains, NY 10601
Bus: (914) 846-3625
E-Mail: judy_bartlett@newyorklife.com
www.newyorklife.com

Judy Bartlett

Vice President and Associate General Counsel

VIA EDGAR

May 5, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation
Variable Annuity Separate Account – IV
File Nos. 333-172044 and 811-21397

Commissioners:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the forms of the Prospectuses and the Statements of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 13, 2020 as part of the Registrant's most recent post-effective amendment to the registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 13, 2020.

If you have any questions regarding the foregoing, please contact the undersigned at (914) 846-3625.

Very truly yours,

/s/ Judy Bartlett

Judy Bartlett

Vice President and Associate General

Counsel

545269v1